Note 5 - Term Loans and Convertible Promissory Notes (Details Textual) - USD ($)							1 Months Ended						3 Months Ended		12 Months Ended
	Sep. 27, 2018	Mar. 29, 2018	Nov. 01, 2016	Mar. 31, 2016	Jan. 29, 2016	Nov. 24, 2015	Jan. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash, Total								$ 55,000					$ 255,000		$ 55,000	$ 55,000
Interest Expense, Total													179,000	$ 139,000	644,000	515,000
Gain (Loss) on Extinguishment of Debt, Total													11,000
Modified March 2019 and Modified December 2018 Notes [Member]
Debt Instrument, Convertible, Preferred Stock Proceeds Trigger													5,000,000
Debt Instrument, Convertible, Common Stock Proceeds Trigger													$ 5,000,000
Debt Instrument, Convertible, Conversion Ratio													8000.00%
Debt Instrument, Conversion to Cash in Case of Change in Control													200.00%
Financing Threshold, Proceeds to Convert Notes to Equity													$ 5,000,000
Modified March 2018 and Modified September 2018 Notes [Member]
Debt Instrument, Convertible, Conversion Ratio													8000.00%
Debt Instrument, Conversion to Cash in Case of Change in Control													200.00%
Gain (Loss) on Extinguishment of Debt, Total									$ 11,000
Financing Threshold, Proceeds to Convert Notes to Equity													$ 5,000,000
Debt Instrument, Conversion to Cash in Case of Change in Control, Premium													100.00%
Voting Rights Transferred to be Considered a Change in Control													50.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability								0					$ 0		0
Amortization of Debt Discount (Premium)									641,000
Release of Derivative Liabilities									$ 653,000
Modified March 2018 and Modified September 2018 Notes [Member] | Convert Notes and Accrued Interest to Series B Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price									$ 0.3133
Convertible Promissory Note Issued on March 29, 2019 [Member]
Probability of Qualified Financing Occurring		30.00%
Probability of Change in Control Occurring		15.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability		$ 496,000
Debt Instrument, Convertible, Remaining Discount Amortization Period		1 year
Debt Instrument, Unamortized Discount, Current		$ 496,000
Convertible Promissory Note Issued September 27, 2018 [Member]
Probability of Qualified Financing Occurring	40.00%
Probability of Change in Control Occurring	0.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 368,000
Debt Instrument, Convertible, Remaining Discount Amortization Period	1 year
Debt Instrument, Unamortized Discount, Current	$ 369,000
Modified March 2018, September 2018, December 2018, and March 2019 Notes [Member]
Probability of Qualified Financing Occurring									0.00%
Probability of Change in Control Occurring									0.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability									$ 0
Amortization of Debt Discount (Premium)													0	4,000	223,000	0
Oxford Finance, LLC [Member]
Debt Instrument, Face Amount						$ 10,000,000
Oxford Finance, LLC [Member] | Term Loan A [Member]
Debt Instrument, Face Amount						3,000,000
Proceeds from Issuance of Debt						3,000,000
Debt Issuance Costs, Net, Total						141,000
Long-term Debt, Total								2,300,000							2,300,000	2,800,000
Oxford Finance, LLC [Member] | Term Loan B [Member]
Debt Instrument, Face Amount						2,000,000
Proceeds from Issuance of Debt					$ 2,000,000
Debt Issuance Costs, Net, Total						3,000
Long-term Debt, Total								1,500,000							1,500,000	$ 1,900,000
Oxford Finance, LLC [Member] | Term Loan C [Member]
Debt Instrument, Face Amount						$ 5,000,000
Proceeds from Issuance of Debt				$ 0
Debt Instrument, Unused Borrowing Capacity, Amount				5,000,000
Debt Instrument, Unused Borrowing Capacity, Expired				$ 5,000,000
Oxford Finance, LLC [Member] | Term Loans [Member]
Long-term Debt, Principal and Interest Payments, Term			3 years
Debt Instrument, Interest Rate, Stated Percentage						7.06%
Debt Instrument, Prepayment Fee Before First Anniversary,Percentage						3.00%
Debt Instrument, Prepayment Fee if Company is Acquired Within Six Months of Closing, Percentage						1.00%
Debt Instrument, Prepayment Fee Between First and Second Anniversary, Percentage						2.00%
Debt Instrument, Prepayment Fee After Second Anniversary, Percentage						1.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Percentage						4.25%
Debt Instrument, Periodic Payment, Increase (Decrease) of Interest-Only Payments											150 days	1 year
Debt Instrument, Periodic Payment, Increase (Decrease) of Periodic Payments											1 year 90 days	1 year 330 days
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid											$ 200,000	$ 100,000		$ 200,000
Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid							$ 50,000
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Delivery of Executed Term Sheet							60 days
Debt Instrument, Increase of Periodic Payments Upon Delivery of Executed Term Sheet							240 days
Proceeds from Noncontrolling Interests							$ 20,000,000
Restricted Cash, Total													$ 200,000
Oxford Finance, LLC [Member] | Term Loans [Member] | Convertible Promissory Note of 1.5 Million [Member]
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid								$ 35,000		$ 25,000					$ 35,000
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Closing of Convertible Note								30 days		30 days
Proceeds from Convertible Debt								$ 1,500,000		$ 1,500,000
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Entering Into a Merger										60 days
Debt Instrument, Increase of Periodic Payments Following Merger										330 days
Debt Instrument, Increase of Periodic Payments Following the Closing of a Convertible Note								300 days
Oxford Finance, LLC [Member] | Term Loans [Member] | London Interbank Offered Rate (LIBOR) Swap Rate [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate						0.19%